Document and Entity Information	Feb. 27, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Feb. 27, 2025
Document Creation Date	Jun. 02, 2025
Document Effective Date	Jun. 02, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator U.S. Equity Power Buffer ETF - June | Innovator U.S. Equity Power Buffer ETF - June
Prospectus:
Trading Symbol	PJUN